ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
ACCOUNTS RECEIVABLE, NET
Balance at beginning balance	$ 806,140	$ 173,066	$ 42,627
Charge to expenses	6,072,933	601,350	132,287
Foreign exchange gain (loss)	(249,113)	31,724	(1,848)
Balance at end balance	$ 6,629,960	$ 806,140	$ 173,066